Fair Value of Financial Instruments - Reconciliation of Convertible Preferred Stock Warranty Liability Measured and Recorded at Fair Value on a Recurring Basis (Details) (Preferred Stock Warrant Liability [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Preferred Stock Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 3,336	$ 0
Fair value at issuance of convertible preferred stock warrant liability (October 16, 2013)		2,381
Change in fair value of convertible preferred stock warrant liability (unaudited)	4,277	955
Ending balance	0	3,336
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Settlements	$ (7,613)